Cover	Jun. 23, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 23, 2023
Entity File Number	001-37769
Entity Registrant Name	VBI Vaccines Inc/BC
Entity Central Index Key	0000764195
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	160 Second Street
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	830-3031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	VBIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false